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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21862

Banc of America Funds Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
January 31, 2009 (Unaudited)	Banc of America Retirement 2005 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 99.8%
	Columbia Acorn International, Class Z	1	15
	Columbia High Income Fund, Class Z	3,926	23,912
	Columbia Large Cap Enhanced Core Fund, Class Z	26,046	212,015
	Columbia Large Cap Value Fund, Class Z	4,701	36,057
	Columbia Marsico Focused Equities Fund, Class Z	2,948	40,478
	Columbia Mid Cap Growth Fund, Class Z	2,078	28,578
	Columbia Mid Cap Value Fund, Class Z	3,581	27,572
	Columbia Multi-Advisor International Equity Fund, Class Z	10,828	87,814
	Columbia Short Term Bond Fund, Class Z	5,916	56,024
	Columbia Small Cap Growth Fund II, Class Z	1,374	9,547
	Columbia Small Cap Value Fund II, Class Z	1,770	13,803
	Columbia Total Return Bond Fund, Class Z	35,333	310,576

	Total Investment Companies (cost of $1,261,038)		846,391

		Par ($)
Short-Term Obligation — 5.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/30/09, due 02/02/09 at 0.100%, collateralized by a U.S. Government Agency Obligation maturing 05/14/09, market value $49,940 (repurchase proceeds $46,000)	46,000	46,000

	Total Short-Term Obligation (cost of $46,000)		46,000

	Total Investments — 105.2% (cost of $1,307,038)(b)(c)		892,391

	Other Assets & Liabilities, Net — (5.2)%		(44,493)

	Net Assets — 100.0%		847,898

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

On November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009 , in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$846,391	$—
	Level 2 — Other Significant Observable Inputs	46,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$892,391	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,307,038.

(c)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$963	$(415,610)	$(414,647)

2

INVESTMENT PORTFOLIO
January 31, 2009 (Unaudited)	Banc of America Retirement 2010 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 99.7%
	Columbia Acorn International, Class Z	58	1,229
	Columbia Cash Reserves, Capital Class Shares	1	1
	Columbia High Income Fund, Class Z	2,484	15,129
	Columbia Large Cap Enhanced Core Fund, Class Z	31,249	254,368
	Columbia Large Cap Value Fund, Class Z	6,360	48,778
	Columbia Marsico Focused Equities Fund, Class Z	3,910	53,688
	Columbia Mid Cap Growth Fund, Class Z	3,039	41,792
	Columbia Mid Cap Value Fund, Class Z	5,196	40,006
	Columbia Multi-Advisor International Equity Fund, Class Z	13,819	112,070
	Columbia Small Cap Growth Fund II, Class Z	2,100	14,597
	Columbia Small Cap Value Fund II, Class Z	2,572	20,060
	Columbia Total Return Bond Fund, Class Z	38,271	336,406

	Total Investment Companies (cost of $1,422,699)		938,124

		Par ($)
Short-Term Obligation — 4.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/30/09, due 02/02/09 at 0.100%, collateralized by a U.S. Government Agency Obligation maturing 05/14/09, market value $44,946 (repurchase proceeds $44,000)	44,000	44,000

	Total Short-Term Obligation (cost of $44,000)		44,000

	Total Investments — 104.4% (cost of $1,466,699)(b)(c)		982,124

	Other Assets & Liabilities, Net — (4.4)%		(41,675)

	Net Assets — 100.0%		940,449

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

On November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$938,124	$—
	Level 2 — Other Significant Observable Inputs	44,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$982,124	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,466,699.

(c)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$771	$(485,346)	$(484,575)

2

INVESTMENT PORTFOLIO
January 31, 2009 (Unaudited)	Banc of America Retirement 2015 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 99.9%
	Columbia Acorn International, Class Z	417	8,883
	Columbia Large Cap Enhanced Core Fund, Class Z	42,970	349,780
	Columbia Large Cap Value Fund, Class Z	9,445	72,443
	Columbia Marsico Focused Equities Fund, Class Z	5,973	82,012
	Columbia Mid Cap Growth Fund, Class Z	4,506	61,961
	Columbia Mid Cap Value Fund, Class Z	6,912	53,223
	Columbia Multi-Advisor International Equity Fund, Class Z	18,636	151,139
	Columbia Small Cap Growth Fund II, Class Z	2,722	18,918
	Columbia Small Cap Value Fund II, Class Z	3,414	26,633
	Columbia Total Return Bond Fund, Class Z	45,639	401,170

	Total Investment Companies (cost of $1,805,357)		1,226,162

		Par ($)
Short-Term Obligation — 4.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/30/2009, due 02/02/09 at 0.100%, collateralized by a U.S. Government Agency Obligation maturing 05/14/09, market value $54,934 (repurchase proceeds $49,000)	49,000	49,000

	Total Short-Term Obligation (cost of $49,000)		49,000

	Total Investments — 103.9% (cost of $1,854,357)(b)(c)		1,275,162

	Other Assets & Liabilities, Net — (3.9)%		(47,571)

	Net Assets — 100.0%		1,227,591

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

On November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$1,226,162	$—
	Level 2 — Other Significant Observable Inputs	49,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$1,275,162	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,854,357.

(c)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$1,596	$(580,791)	$(579,195)

2

INVESTMENT PORTFOLIO
January 31, 2009 (Unaudited)	Banc of America Retirement 2020 Portfolio

		Shares	Value ($)*
Investment Companies (a) — 99.8%
	Columbia Acorn International, Class Z	738	15,730
	Columbia Cash Reserves, Capital Class Shares	1	1
	Columbia Large Cap Enhanced Core Fund, Class Z	49,421	402,289
	Columbia Large Cap Value Fund, Class Z	12,097	92,783
	Columbia Marsico Focused Equities Fund, Class Z	7,551	103,677
	Columbia Mid Cap Growth Fund, Class Z	5,452	74,969
	Columbia Mid Cap Value Fund, Class Z	8,561	65,918
	Columbia Multi-Advisor International Equity Fund, Class Z	22,125	179,433
	Columbia Small Cap Growth Fund II, Class Z	4,040	28,075
	Columbia Small Cap Value Fund II, Class Z	4,803	37,462
	Columbia Total Return Bond Fund, Class Z	43,514	382,489

	Total Investment Companies (cost of $2,041,171)		1,382,826

		Par ($)
Short-Term Obligation — 3.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/30/09, due 02/02/09 at 0.100%, collateralized by a U.S. Government Agency Obligation maturing 05/14/09, market value $54,934 (repurchase proceeds $53,000)	53,000	53,000

	Total Short-Term Obligation (cost of $53,000)		53,000

	Total Investments — 103.6% (cost of $2,094,171)(b)(c)		1,435,826

	Other Assets & Liabilities, Net — (3.6)%		(50,512)

	Net Assets — 100.0%		1,385,314

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

On November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$1,382,826	$—
	Level 2 — Other Significant Observable Inputs	53,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$1,435,826	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,094,171.

(c)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$1,271	$(659,616)	$(658,345)

2

INVESTMENT PORTFOLIO

January 31, 2009 (Unaudited)	Banc of America Retirement 2025 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 99.7%
	Columbia Acorn International, Class Z	1,347	28,721
	Columbia Large Cap Enhanced Core Fund, Class Z	63,982	520,813
	Columbia Large Cap Value Fund, Class Z	17,664	135,482
	Columbia Marsico Focused Equities Fund, Class Z	10,922	149,953
	Columbia Mid Cap Growth Fund, Class Z	8,012	110,162
	Columbia Mid Cap Value Fund, Class Z	12,578	96,851
	Columbia Multi-Advisor International Equity Fund, Class Z	30,195	244,879
	Columbia Small Cap Growth Fund II, Class Z	6,193	43,044
	Columbia Small Cap Value Fund II, Class Z	7,521	58,666
	Columbia Total Return Bond Fund, Class Z	45,973	404,103

	Total Investment Companies (cost of $2,645,723)		1,792,674

		Par ($)
Short-Term Obligation — 2.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/30/09, due 02/02/09 at 0.100%, collateralized by a U.S. Government Agency Obligation maturing 05/14/09, market value $54,934 (repurchase proceeds $51,000)	51,000	51,000

	Total Short-Term Obligation (cost of $51,000)		51,000

	Total Investments — 102.5% (cost of $2,696,723)(b)(c)		1,843,674

	Other Assets & Liabilities, Net — (2.5)%		(44,761)

	Net Assets — 100.0%		1,798,913

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

On November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$1,792,674	$—
	Level 2 — Other Significant Observable Inputs	51,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$1,843,674	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,696,723.

(c)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$8,241	$(861,290)	$(853,049)

2

INVESTMENT PORTFOLIO

January 31, 2009 (Unaudited)	Banc of America Retirement 2030 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.1%
	Columbia Acorn International, Class Z	1,676	35,739
	Columbia Large Cap Enhanced Core Fund, Class Z	63,198	514,433
	Columbia Large Cap Value Fund, Class Z	18,714	143,533
	Columbia Marsico Focused Equities Fund, Class Z	11,473	157,527
	Columbia Mid Cap Growth Fund, Class Z	8,058	110,797
	Columbia Mid Cap Value Fund, Class Z	12,802	98,573
	Columbia Multi-Advisor International Equity Fund, Class Z	29,376	238,238
	Columbia Small Cap Growth Fund II, Class Z	5,540	38,505
	Columbia Small Cap Value Fund II, Class Z	8,384	65,394
	Columbia Total Return Bond Fund, Class Z	34,134	300,039

	Total Investment Companies (cost of $2,723,551)		1,702,778

		Par ($)
Short-Term Obligation — 2.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/30/09, due 02/02/09 at 0.100%, collateralized by a U.S. Government Agency Obligation maturing 05/14/09, market value $49,940 (repurchase proceeds $48,000)	48,000	48,000

	Total Short-Term Obligation (cost of $48,000)		48,000

	Total Investments — 102.9% (cost of $2,771,551)(b)(c)		1,750,778

	Other Assets & Liabilities, Net — (2.9)%		(48,967)

	Net Assets — 100.0%		1,701,811

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

On November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$1,702,778	$—
	Level 2 — Other Significant Observable Inputs	48,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$1,750,778	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,771,551.

(c)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$2,908	$(1,023,681)	$(1,020,773)

2

INVESTMENT PORTFOLIO

January 31, 2009 (Unaudited)	Banc of America Retirement 2035 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 99.9%
	Columbia Acorn International, Class Z	2,472	52,700
	Columbia Cash Reserves, Capital Class Shares	1	1
	Columbia Large Cap Enhanced Core Fund, Class Z	73,291	596,587
	Columbia Large Cap Value Fund, Class Z	23,763	182,261
	Columbia Marsico Focused Equities Fund, Class Z	14,550	199,771
	Columbia Mid Cap Growth Fund, Class Z	9,715	133,582
	Columbia Mid Cap Value Fund, Class Z	15,610	120,193
	Columbia Multi-Advisor International Equity Fund, Class Z	34,964	283,556
	Columbia Small Cap Growth Fund II, Class Z	6,916	48,068
	Columbia Small Cap Value Fund II, Class Z	10,420	81,277
	Columbia Total Return Bond Fund, Class Z	28,825	253,375

	Total Investment Companies (cost of $3,116,644)		1,951,371

		Par ($)
Short-Term Obligation — 2.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/30/09, due 02/02/09 at 0.100%, collateralized by a U.S. Government Agency Obligation maturing 05/14/09, market value $54,934 (repurchase proceeds $49,000)	49,000	49,000

	Total Short-Term Obligation — 2.5% (cost of $49,000)		49,000

	Total Investments — 102.4% (cost of $3,165,644)(b)(c)		2,000,371

	Other Assets & Liabilities, Net — (2.4)%		(47,627)

	Net Assets — 100.0%		1,952,744

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

On November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$1,951,371	$—
	Level 2 — Other Significant Observable Inputs	49,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$2,000,371	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $3,165,644.

(c)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$1,076	$(1,166,349)	$(1,165,273)

2

INVESTMENT PORTFOLIO

January 31, 2009 (Unaudited)	Banc of America Retirement 2040 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 99.8%
	Columbia Acorn International, Class Z	4,725	100,744
	Columbia Cash Reserves, Capital Class Shares	1	1
	Columbia Large Cap Enhanced Core Fund, Class Z	111,368	906,539
	Columbia Large Cap Value Fund, Class Z	41,537	318,588
	Columbia Marsico Focused Equities Fund, Class Z	25,157	345,412
	Columbia Mid Cap Growth Fund, Class Z	16,926	232,729
	Columbia Mid Cap Value Fund, Class Z	27,450	211,367
	Columbia Multi-Advisor International Equity Fund, Class Z	56,090	454,888
	Columbia Small Cap Growth Fund II, Class Z	13,529	94,026
	Columbia Small Cap Value Fund II, Class Z	18,963	147,911
	Columbia Total Return Bond Fund, Class Z	26,741	235,049

	Total Investment Companies (cost of $4,770,713)		3,047,254

		Par ($)
Short-Term Obligation — 1.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/30/09, due 02/02/09 at 0.100%, collateralized by a U.S. Government Agency Obligation maturing 05/14/09, market value $49,940 (repurchase proceeds $45,000)	45,000	45,000

	Total Short-Term Obligation (cost of $45,000)		45,000

	Total Investments — 101.3% (cost of $4,815,713)(b)(c)		3,092,254

	Other Assets & Liabilities, Net — (1.3)%		(40,984)

	Net Assets — 100.0%		3,051,270

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

On November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$3,047,254	$—
	Level 2 — Other Significant Observable Inputs	45,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$3,092,254	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $4,815,713.

(c)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$2,982	$(1,726,441)	$(1,723,459)

2

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Banc of America Funds Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 23, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	March 23, 2009